Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Capitalized website development-related costs	$ 3,299	$ 12,283	$ 25,374	$ 52,178	$ 52,178	$ 27,070
Amortization expense	10,325	7,414	28,004	20,606	29,157	$ 5,118
Write-downs	$ 2,922	$ 0	11,300	$ 0
Capitalized patent expenses			$ 128,722		$ 93,545